Exceptions Report: 10/17/2024

Loan Information									Exception Information					Initial Overall Grades	Final Overall Grades	Event Level
Loan Number	Property State	Purpose	Occupancy	Property Type	DTI	FICO	LTV	Note Original Balance	Exception Note	Exception General Comment	Comments	Condition	Exception Status	DBRS	DBRS	Grade
300496	AL	Purchase	Owner Occupied	Single Family Detached	16.91	652	80.00%	XXXXXXXXX	Other - Missing the Broker NMLS ID # on the Note. Income - An internet search of the business that supports the business narrative is missing from the loan file. If an internet search is not available an Underwriter Certification must be provided.	Other - 7.27 corrected note provided. 7/26/23: Note provided is for a different loan and property. Income - 07/05/23: Documentation provided to cure.		No	Cleared Exception	D	A	1
312792	FL	Refi - Cash Out	Owner Occupied	Single Family Attached	22.79	668	26.26%	XXXXXXXXX	Other - SIGNIFICANT. This loan failed the high-cost mortgage points and fees threshold test. Provide documentation that the discount points fee was bonafide and proof of the undiscounted rate.

Other - The Initial CD signed at least XXXX days prior to closing is missing from the file.

Notification of Service Provider - Provide the Written List of Service Provider document in the loan file.

Credit - Eligiblity - No open and active mortgages reporting on initial credit or free and clear properties will require pre-approval.

Income - Self Employment - Per lock and loan file income documents appear to be based on a XXXX month P&L Statement. However, the P&L Statement shows dates of XXXX - XXXX which is XXXX months. Lender to verify if the P&L is for XXXX or XXXX months. Additional exceptions may apply upon review.	Other - 4/15/2024: Provide the undiscounted rate for the loan.
5/10/2024: This loan failed the high-cost mortgage points and fees threshold test as the loan amount is $XXXXor more, and the transaction's total points and fees is $XXXX, which exceeds XXXX percent of the total loan amount of $XXXX.
5/19/2024: Post consummation CD provided to cure. Date creditor learned of violation was within XXXX days of closing.Lender provided a refund to the borrower within XXXX days of discovery to cure the high cost test

Other - 4/15/2024: Document provided to cure.

Notification of Service Provider - 5/10/2024: Document provided to cure.

Credit - Eligiblity - Pre-approval for incomplete housing history approved by XXXX and in file.

										Income - Self Employment - 4/23: Revised handwritten changes to P&L are not acceptable. Provide a new P&L and LOE/processor cert for the original P&L reflecting a XXXX-month period. 05/10/24: Documentation provided to cure.		No	Cleared Exception	D	B	2
221882	MA	Refi - Cash Out	Non-Owner Occupied	Two-Unit Property	0.00	776	60.00%	XXXXXXXXX	Appraisal - The appraisal photos show missing siding and a hole in the side of storage/apartment area. The appraisal was not subject to repairs.	Appraisal - 4/12: XXXX has agreed to waive condition.		No	Client Accepted	C	B	2
838653	NY	Refi - Cash Out	Non-Owner Occupied	Single Family Detached	0.00	660	31.91%	XXXXXXXXX	HUD-1 - Provide a fully completed signed final HUD-1. Loan Terms section not completed on HUD in file. Final 1003 Discrepancies - Provide a fully completed Loan Application including the Experience, Properties Sold or Flipped, and Current Real Estate Portfolio sections. VOM - No open and active mortgages reporting on credit or free and clear properties will require a pre-approval. Hazard Insurance - The Property Insurance policy reflects the subject property as "primary home". Provide revised policy showing subject as rental property including rent loss coverage.	HUD-1 - 03/01/24: Documentation provided to cure. Final 1003 Discrepancies - 02/27/24: Documentation provided to cure. VOM - 02/27/24: A pre-approval was provided for the housing history. Hazard Insurance - 02/27/24: Documentation provided to cure.		No	Cleared Exception	C	A	1
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304243	TX	Purchase	Non-Owner Occupied	PUD	0.00	740	75.00%	XXXXXXXXX						A	A
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